(Loss) Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2023
(Loss) Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Ordinary Share	The following table sets forth the computation of basic and diluted (loss) earnings per ordinary share for the years ended December 31, 2023, 2022 and 2021, respectively:
	For the Years Ended December 31,
	2023	2022	2021
Net (Loss) Income Attributable to Zhongchao Inc.’s shareholders	$(11,335,911)	$(2,940,891)	$238,665

Weighted average number of ordinary share outstanding
Basic and Diluted*	2,603,354	2,599,776	2,493,851

(Loss) Earnings per share
Basic and Diluted	$(4.354)	$(1.131)	$0.096
*	Retrospectively restated for the effect of share consolidation (see Note 17)